9. Income tax (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	$ (310,603)	$ 1,625,259	$ (2,266,568)
Deferred income tax liabilities, net	(8,901,520)	(8,590,917)
Trade Receivables
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	(1,647)	3,531	20,564
Deferred income tax liabilities, net	3,239	4,886
Other Financial Assets
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	374,559	(69,139)	(184,564)
Deferred income tax liabilities, net	(391)	(374,950)
Employee Benefit Liability
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	1,063	17,923	(8,625)
Deferred income tax liabilities, net	110,005	108,942
Provisions and Other
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	(355,065)	38,955	(91,187)
Deferred income tax liabilities, net	(293,024)	62,041
Investments in Associates
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	(38,894)	(168,046)	(257,415)
Deferred income tax liabilities, net	(1,081,467)	(1,042,573)
Property, Plant and Equipment - Material & Spare Parts - Intangible Assets
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	846,354	1,064,535	(1,101,428)
Deferred income tax liabilities, net	(5,381,990)	(6,228,344)
Deferred Income
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	233,229	947,039	(2,499,963)
Deferred income tax liabilities, net	(2,633,929)	(2,867,158)
Tax Loss Carry-forward
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	150,323	295,767	1,856,050
Deferred income tax liabilities, net	2,401,868	2,251,545
Tax Inflation Adjustment - Asset
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	(424,504)	611,466	0
Deferred income tax liabilities, net	186,962	611,466
Tax Inflation Adjustment - Liability
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	(1,096,021)	(1,116,772)	$ 0
Deferred income tax liabilities, net	$ (2,212,793)	$ (1,116,772)